Assets held for sale and discontinued operations - Narrative (Details) - GBP (£) £ in Millions					6 Months Ended
	Oct. 01, 2024	Sep. 26, 2024	Mar. 11, 2024	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Profit (loss)					£ 648	£ 1,129
UK Electricity System Operator
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Profit (loss)					103	455
UK Electricity System Operator | Other disposals of assets
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Consideration paid (received)	£ 630
NGR and Grain LNG
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Profit (loss)					£ 52	£ 83
GasT TopCo Limited
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Consideration paid (received)		£ 686
Proportion of ownership interest disposed			20.00%
Proportion of ownership interest in associate			20.00%	40.00%
Gains (losses) on disposals of assets		£ 25
GasT TopCo Limited | Consortium
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Proportion of ownership interest in associate				60.00%
UK Gas Transmission
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Proportion of ownership interest disposed				100.00%
Portion of consideration received				£ 4,000
Portion of consideration received consisting of shareholding in acquirer				40.00%